FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Realized and Unrealized Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Adjustments to Carrying Value of Equity Securities without Readily Determinable Fair Value [Abstract]
Upward adjustments (gross unrealized gains)	$ 19,698	$ 128,786
Downward adjustments including impairments (gross unrealized losses)	1,193	2,838
Total	18,505	125,948
Adjustments to Carrying Value of Non-Marketable Equity Securities [Abstract]
Realized gains, net, for equity securities sold	22,880	27,366
Unrealized gains, net, on equity securities held	18,505	126,063
Total gains, net, recognized in other income, net	$ 41,385	$ 153,429